Capital Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Capital Risk Management
Borrowings-current portion		$ 90,358
Borrowings-non-current portion		831,588
Lease liabilities-current portion	$ 28,831	17,433
Lease liabilities-non-current portion	65,077	45,136
Derivative financial instruments-current asset		(2,440)
Derivative financial instruments-non-current asset		(1,136)
Total indebtedness		980,939
Total assets	$ 1,666,239	$ 2,015,434
Total indebtedness/total assets		48.70%